Fair Value Measurements - Fair Value Measurements Inputs (Detail) - Fair Value, Inputs, Level 3 [Member] - VPC IMPACT ACQUISITION HOLDINGS [Member]	Oct. 14, 2021 yr	Dec. 31, 2020 yr
Stock Price
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements	9.68	10.08
Exercise price
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements	11.50	11.50
Risk-free interest rate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements	1.13	0.36
Expected volatility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements	35.0	25.0
Term (in years)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements	5.0	5.0
Dividend yield
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements	0.0	0.0